Guggenheim Active INvestment Series GAINS Limited Duration Fund Average Annual Total Returns			12 Months Ended	17 Months Ended
		Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.30%	3.85%
SMA
Prospectus [Line Items]
Average Annual Return, Percent			6.23%	5.53%
Performance Inception Date		Aug. 14, 2024
SMA | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			3.86%	3.15%
SMA | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.65%	3.20%

[1]	Bloomberg U.S. Aggregate Bond Index is an index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, fixed-rate agency mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities (agency and non-agency).